UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04494
The Gabelli Asset Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Asset Fund
First Quarter Report
March 31, 2009
To Our Shareholders,
     During the first quarter of 2009, The Gabelli Asset Fund (the “Fund”) was down 12.03%, while the Standard & Poor’s (“S&P”) 500 Index was down 10.98% and the Dow Jones Industrial Average declined 12.41%.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results

	Average Annual Returns through March 31, 2009 (a)
														Since
														Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	15 Year		20 Year		(3/3/86)
Gabelli Asset Fund Class AAA	(12.03)%		(38.78)%		(11.14)%		(2.34)%		2.08%	7.60%		8.55%		10.46%
S&P 500 Index	(10.98)		(38.06)		(13.05)		(4.76)		(3.00)	5.91		7.42		8.10
Dow Jones Industrial Average	(12.41)		(35.90)		(9.52)		(3.61)		(0.32)	7.38		8.85		9.53
Nasdaq Composite Index	(3.07)		(32.93)		(13.23)		(5.18)		(4.65)	4.92		6.84		6.47
Class A	(12.06)		(38.80)		(11.15)		(2.34)		2.08	7.60		8.55		10.46
	(17.11	)(b)	(42.32	)(b)	(12.89	)(b)	(3.49	)(b)	1.48 (b)	7.18	(b)	8.23	(b)	10.17 (b)
Class B	(12.21)		(39.26)		(11.86)		(3.07)		1.67	7.32		8.33		10.27
	(16.60	)(c)	(42.29	)(c)	(12.75	)(c)	(3.46	)(c)	1.67	7.32		8.33		10.27
Class C	(12.17)		(39.23)		(11.80)		(3.06)		1.68	7.32		8.34		10.28
	(13.05	)(d)	(39.84	)(d)	(11.80)		(3.06)		1.68	7.32		8.34		10.28
Class I	(11.98)		(38.64)		(11.05)		(2.28)		2.11	7.63		8.57		10.48
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.38%, 1.38%, 2.13%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Asset Fund
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.8%
	Aerospace — 1.1%
80,000	Boeing Co.	$2,846,400
105,000	Herley Industries Inc.†	1,255,800
12,000	Lockheed Martin Corp.	828,360
67,845	Northrop Grumman Corp.	2,960,756
2,020,000	Rolls-Royce Group plc†	8,521,252

		16,412,568

	Agriculture — 1.8%
635,000	Archer-Daniels-Midland Co.	17,640,300
88,058	Monsanto Co.	7,317,620
3,000	Potash Corp. of Saskatchewan Inc.	242,430
30,000	The Mosaic Co.	1,259,400

		26,459,750

	Automotive — 1.2%
250,000	General Motors Corp.	485,000
407,900	Navistar International Corp.†	13,648,334
101,250	PACCAR Inc.	2,608,200
3,600	Volkswagen AG	1,106,302

		17,847,836

	Automotive: Parts and Accessories — 2.8%
192,000	BorgWarner Inc.	3,897,600
240,000	CLARCOR Inc.	6,045,600
260,000	Earl Scheib Inc.†	494,000
500,000	Genuine Parts Co.	14,930,000
410,000	Johnson Controls Inc.	4,920,000
174,000	Midas Inc.†	1,378,080
275,000	Modine Manufacturing Co.	687,500
200,000	O’Reilly Automotive Inc.†	7,002,000
120,000	Proliance International Inc.†	20,400
287,900	Standard Motor Products Inc.	791,725
115,000	Superior Industries International Inc.	1,362,750
30,000	Tenneco Inc.†	48,900

		41,578,555

	Aviation: Parts and Services — 2.3%
480,000	Curtiss-Wright Corp.	13,464,000
575,000	GenCorp Inc.†	1,219,000
110,000	Kaman Corp.	1,379,400
300,000	Precision Castparts Corp.	17,970,000
270,000	The Fairchild Corp., Cl. A†	2,970

		34,035,370

	Broadcasting — 0.6%
365,000	CBS Corp., Cl. A, Voting	1,430,800
45,000	CBS Corp., Cl. B, Non-Voting	172,800
30,000	Citadel Broadcasting Corp.†	1,980
10,000	Cogeco Inc.	190,752
26,666	Corus Entertainment Inc., Cl. B, New York	286,126
13,334	Corus Entertainment Inc., Cl. B, Toronto	144,148
98,000	Fisher Communications Inc.	956,480
843	Granite Broadcasting Corp.†	84
185,000	Gray Television Inc.	59,200
1,400	Gray Television Inc., Cl. A	980
230,000	Liberty Media Corp. — Capital, Cl. A†	1,605,400
480,000	LIN TV Corp., Cl. A†	537,600
40,000	Sinclair Broadcast Group Inc., Cl. A	41,200
400,000	Television Broadcasts Ltd.	1,277,320
171,000	Tokyo Broadcasting System Inc.	2,235,430
70,000	Young Broadcasting Inc., Cl. A†	700

		8,941,000

	Business Services — 1.3%
30,851	ACCO Brands Corp.†	30,234
37,450	Ascent Media Corp., Cl. A†	936,250
90,000	Clear Channel Outdoor Holdings Inc., Cl. A†	330,300
194,000	Ecolab Inc.	6,737,620
10,000	Imation Corp.	76,500
64,000	Landauer Inc.	3,243,520
21,500	MasterCard Inc., Cl. A	3,600,820
110,000	Monster Worldwide Inc.†	896,500
40,000	Nashua Corp.†	40,000
3,000	The Brink’s Co.	79,380
780,000	The Interpublic Group of Companies Inc.†	3,213,600
12,000	Visa Inc., Cl. A	667,200

		19,851,924

	Cable and Satellite — 6.3%
2,000,000	Cablevision Systems Corp., Cl. A	25,880,000
180,000	Comcast Corp., Cl. A	2,455,200
50,000	Comcast Corp., Cl. A, Special	643,500
210,000	DISH Network Corp., Cl. A†	2,333,100
37,540	EchoStar Corp., Cl. A†	556,718
320,096	Liberty Global Inc., Cl. A†	4,660,598
260,000	Liberty Global Inc., Cl. C†	3,673,800
1,150,000	Rogers Communications Inc., Cl. B, New York	26,254,500
50,000	Rogers Communications Inc., Cl. B, Toronto	1,152,046
230,000	Scripps Networks Interactive Inc., Cl. A	5,177,300
120,000	Shaw Communications Inc., Cl. B	1,829,315
160,000	Shaw Communications Inc., Cl. B, Non-Voting	2,424,000
610,000	The DIRECTV Group Inc.†	13,901,900
113,517	Time Warner Cable Inc.	2,815,224

		93,757,201

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	562,637

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment — 1.3%
30,000	Alcatel-Lucent, ADR†	$55,800
570,000	Corning Inc.	7,563,900
210,000	Motorola Inc.	888,300
140,000	Nortel Networks Corp.†	31,500
200,000	Portugal Telecom SGPS SA	1,549,152
390,000	Thomas & Betts Corp.†	9,757,800

		19,846,452

	Computer Hardware — 0.0%
3,000	Wincor Nixdorf AG	135,956

	Computer Software and Services — 0.8%
215,000	Diebold Inc.	4,590,250
1,600	eBay Inc.†	20,096
100,000	Metavante Technologies Inc.†	1,996,000
90,000	NCR Corp.†	715,500
75,000	Rockwell Automation Inc.	1,638,000
26,026	Telecom Italia Media SpA†	2,766
25,000	WebMediaBrands Inc.†	10,000
280,000	Yahoo! Inc.†	3,586,800

		12,559,412

	Consumer Products — 5.7%
49,000	Alberto-Culver Co.	1,107,890
12,000	Altria Group Inc.	192,240
10,000	Avon Products Inc.	192,300
11,000	Christian Dior SA	603,219
265,000	Church & Dwight Co. Inc.	13,840,950
30,000	Clorox Co.	1,544,400
3,000	Colgate-Palmolive Co.	176,940
400,000	Eastman Kodak Co.	1,520,000
268,000	Energizer Holdings Inc.†	13,316,920
120,000	Fortune Brands Inc.	2,946,000
3,000	Givaudan SA†	1,554,950
35,000	Harley-Davidson Inc.	468,650
75,000	Mattel Inc.	864,750
32,500	National Presto Industries Inc.	1,982,825
12,000	Philip Morris International Inc.	426,960
50,000	Reckitt Benckiser Group plc	1,878,928
125,000	Sally Beauty Holdings Inc.†	710,000
55,000	Svenska Cellulosa AB, Cl. B	418,218
1,100,000	Swedish Match AB	15,925,737
10,000	Syratech Corp.†	55
520,000	The Procter & Gamble Co.	24,486,800
36,000	Wolverine World Wide Inc.	560,880

		84,719,612

	Consumer Services — 1.0%
3,000	Brink’s Home Security Holdings Inc.†	67,800
175,000	IAC/InterActiveCorp.†	2,665,250
557,000	Liberty Media Corp. — Interactive, Cl. A†	1,615,300
500	Priceline.com Inc.†	39,390
650,000	Rollins Inc.	11,147,500

		15,535,240

	Diversified Industrial — 5.3%
20,000	Acuity Brands Inc.	450,800
5,000	Anixter International Inc.†	158,400
75,403	Contax Participacoes SA, ADR	68,240
490,000	Cooper Industries Ltd., Cl. A	12,671,400
435,000	Crane Co.	7,342,800
110,000	Gardner Denver Inc.†	2,391,400
398,000	Greif Inc., Cl. A	13,249,420
445,000	Honeywell International Inc.	12,397,700
575,000	ITT Corp.	22,120,250
155,500	Katy Industries Inc.†	139,950
200,000	Magnetek Inc.†	360,000
240,000	Myers Industries Inc.	1,473,600
52,000	Pentair Inc.	1,126,840
53,333	Smiths Group plc	511,949
160,000	Textron Inc.	918,400
110,000	Trinity Industries Inc.	1,005,400
129,500	Tyco International Ltd.	2,533,020

		78,919,569

	Electronics — 1.3%
9,600	Chemring Group plc	261,302
3,000	Hitachi Ltd., ADR	82,350
120,000	Intel Corp.	1,806,000
12,000	Kyocera Corp., ADR	803,520
390,000	LSI Corp.†	1,185,600
24,000	Molex Inc., Cl. A	303,360
46,000	Samsung Electronics Co. Ltd., GDR (a)	9,444,426
4,000	Samsung Electronics Co. Ltd., OTC, GDR (a)	817,000
50,000	Sony Corp., ADR	1,031,500
205,000	Texas Instruments Inc.	3,384,550
72,500	Tyco Electronics Ltd.	800,400

		19,920,008

	Energy and Utilities — 9.2%
27,000	AGL Resources Inc.	716,310
140,000	Allegheny Energy Inc.	3,243,800
245,000	BP plc, ADR	9,824,500
4,000	Cameron International Corp.†	87,720
25,000	CH Energy Group Inc.	1,172,500
352,000	Chevron Corp.	23,668,480
355,000	ConocoPhillips	13,901,800
25,000	Constellation Energy Group Inc.	516,500
122,000	Devon Energy Corp.	5,452,180
6,000	Diamond Offshore Drilling Inc.	377,160
115,000	DPL Inc.	2,592,100
20,000	DTE Energy Co.	554,000
165,000	Duke Energy Corp.	2,362,800
25,000	Edison International	720,250
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
340,000	El Paso Corp.	$2,125,000
250,000	El Paso Electric Co.†	3,522,500
100,000	EOG Resources Inc.	5,476,000
330,000	Exxon Mobil Corp.	22,473,000
15,000	FPL Group Inc.	760,950
160,080	Great Plains Energy Inc.	2,156,278
210,000	Halliburton Co.	3,248,700
130,000	Mirant Corp., Escrow† (b)	0
1,000	Niko Resources Ltd.	46,542
22,086	NiSource Inc.	216,443
180,000	Northeast Utilities	3,886,200
30,000	NSTAR	956,400
45,000	Oceaneering International Inc.†	1,659,150
500	PetroChina Co. Ltd., ADR	39,850
52,000	Petroleo Brasileiro SA, ADR	1,584,440
100,000	Progress Energy Inc., CVO† (b)	33,000
230,000	Rowan Companies Inc.	2,753,100
50,000	Royal Dutch Shell plc, Cl. A, ADR	2,215,000
118,000	SJW Corp.	3,000,740
260,000	Southwest Gas Corp.	5,478,200
340,000	Spectra Energy Corp.	4,807,600
110,000	The AES Corp.†	639,100
45,000	Transocean Ltd.†	2,647,800
16,666	UIL Holdings Corp.	371,985
148,000	Weatherford International Ltd.†	1,638,360

		136,926,438

	Entertainment — 5.5%
8,010	Chestnut Hill Ventures† (b)	269,777
374,500	Discovery Communications Inc., Cl. A†	5,999,490
374,500	Discovery Communications Inc., Cl. C†	5,486,425
45,000	DreamWorks Animation SKG Inc., Cl. A†	973,800
740,000	Grupo Televisa SA, ADR	10,093,600
1,070,000	Liberty Media Corp. — Entertainment, Cl. A†	21,346,500
65,276	Macrovision Solutions Corp.†	1,161,260
2,000	Nintendo Co. Ltd.	574,835
230,000	Rank Group plc†	241,735
20,000	Regal Entertainment Group, Cl. A	268,200
65,000	The Walt Disney Co.	1,180,400
512,000	Time Warner Inc.	9,881,600
130,000	Triple Crown Media Inc.†	1,950
495,000	Viacom Inc., Cl. A†	9,241,650
550,000	Vivendi	14,559,834
50,000	World Wrestling Entertainment Inc., Cl. A	577,000

		81,858,056

	Environmental Services — 1.5%
585,000	Republic Services Inc.	10,032,750
500,000	Waste Management Inc.	12,800,000

		22,832,750

	Equipment and Supplies — 6.8%
692,000	AMETEK Inc.	21,638,840
6,000	Amphenol Corp., Cl. A	170,940
95,000	CIRCOR International Inc.	2,139,400
150,000	Crown Holdings Inc.†	3,409,500
170,000	CTS Corp.	613,700
4,000	Danaher Corp.	216,880
405,000	Donaldson Co. Inc.	10,870,200
20,000	Fedders Corp.† (b)	0
400,000	Flowserve Corp.	22,448,000
197,000	Gerber Scientific Inc.†	470,830
260,000	GrafTech International Ltd.†	1,601,600
770,000	IDEX Corp.	16,839,900
25,000	Ingersoll-Rand Co. Ltd., Cl. A	345,000
160,000	Interpump Group SpA	583,523
200,000	Lufkin Industries Inc.	7,576,000
70,000	Met-Pro Corp.	570,500
20,000	Sealed Air Corp.	276,000
2,000	SL Industries Inc.†	9,240
130,000	Tenaris SA, ADR	2,622,100
100,000	The Manitowoc Co. Inc.	327,000
115,000	The Weir Group plc	682,717
29,000	Valmont Industries Inc.	1,456,090
380,000	Watts Water Technologies Inc., Cl. A	7,432,800

		102,300,760

	Financial Services — 6.0%
15,708	Alleghany Corp.†	4,254,197
430,000	American Express Co.	5,860,900
45,000	Ameriprise Financial Inc.	922,050
32,000	Argo Group International Holdings Ltd.†	964,160
200,000	Bank of America Corp.	1,364,000
215	Berkshire Hathaway Inc., Cl. A†	18,640,500
75,500	BKF Capital Group Inc.	72,480
15,000	Calamos Asset Management Inc., Cl. A	72,150
340,000	Citigroup Inc.	860,200
35,000	Commerzbank AG	186,935
105,000	Commerzbank AG, ADR	561,750
152,000	Deutsche Bank AG	6,178,800
190,000	Federal National Mortgage Association	133,000
42,000	Fortress Investment Group LLC, Cl. A	105,420
40,000	Freddie Mac	30,400
110,000	H&R Block Inc.	2,000,900
28,000	Interactive Brokers Group Inc., Cl. A†	451,640
280,000	Janus Capital Group Inc.	1,862,000
45,051	JPMorgan Chase & Co.	1,197,455
278,000	Legg Mason Inc.	4,420,200
75,000	Leucadia National Corp.†	1,116,750
55,000	Loews Corp.	1,215,500
30,000	M&T Bank Corp.	1,357,200
180,000	Marsh & McLennan Companies Inc.	3,645,000
170,000	NewAlliance Bancshares Inc.	1,995,800
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
36,000	PNC Financial Services Group Inc.	$1,054,440
2,500	Prudential Financial Inc.	47,550
13,000	Seacoast Banking Corp. of Florida	39,390
85,000	State Street Corp.	2,616,300
20,000	SunTrust Banks Inc.	234,800
60,000	T. Rowe Price Group Inc.	1,731,600
2,000	The Allstate Corp.	38,300
235,000	The Bank of New York Mellon Corp.	6,638,750
38,000	The Blackstone Group LP	275,500
2,000	The Charles Schwab Corp.	31,000
8,000	The Goldman Sachs Group Inc.	848,160
80,000	The Phoenix Companies Inc.	93,600
40,000	The Travelers Companies Inc.	1,625,600
70,866	Tree.com Inc.†	327,401
19,000	Unitrin Inc.	265,620
8,500	Value Line Inc.	232,390
6,080	Virtus Investment Partners Inc.†	39,581
213,000	Waddell & Reed Financial Inc., Cl. A	3,848,910
690,000	Wells Fargo & Co.	9,825,600

		89,283,879

	Food and Beverage — 14.4%
345,000	Brown-Forman Corp., Cl. A	13,834,500
86,250	Brown-Forman Corp., Cl. B	3,349,087
82,000	Cadbury plc, ADR	2,484,600
135,000	Campbell Soup Co.	3,693,600
230,000	China Mengniu Dairy Co. Ltd.	321,678
60,000	Coca-Cola Enterprises Inc.	791,400
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR	234,135
70,000	Constellation Brands Inc., Cl. A†	833,000
330,000	Corn Products International Inc.	6,996,000
350,000	Davide Campari-Milano SpA	2,222,754
180,000	Dean Foods Co.†	3,254,400
210,000	Del Monte Foods Co.	1,530,900
318,000	Diageo plc, ADR	14,230,500
2,000	Diamond Foods Inc.	55,860
170,000	Dr. Pepper Snapple Group Inc.†	2,874,700
70,000	Farmer Brothers Co.	1,246,000
310,000	Flowers Foods Inc.	7,278,800
70,000	Fomento Economico Mexicano SAB de CV, ADR	1,764,700
350,000	General Mills Inc.	17,458,000
350,000	Groupe Danone	17,047,312
145,000	Groupe Danone, ADR	1,403,600
1,000,000	Grupo Bimbo SAB de CV, Cl. A	3,741,617
160,000	H.J. Heinz Co.	5,289,600
10,000	Hain Celestial Group Inc.†	142,400
85,000	Heineken NV	2,416,730
220,000	ITO EN Ltd.	2,678,184
76,000	ITO EN Ltd., Preference	659,534
75,000	Kellogg Co.	2,747,250
85,000	Kerry Group plc, Cl. A	1,734,625
230,000	Kikkoman Corp.	1,909,986
125,000	Kraft Foods Inc., Cl. A	2,786,250
33,000	LVMH Moet Hennessy Louis Vuitton SA	2,073,379
100,000	Meiji Seika Kaisha Ltd. (b)	349,548
210,000	Morinaga Milk Industry Co. Ltd.	625,852
90,000	Nestlé SA	3,042,432
265,000	Nissin Foods Holdings Co. Ltd.	7,763,803
770,000	PepsiAmericas Inc.	13,282,500
275,000	PepsiCo Inc.	14,157,000
88,000	Pernod-Ricard SA	4,907,596
155,000	Ralcorp Holdings Inc.†	8,351,400
88,000	Remy Cointreau SA	2,086,970
310,000	The Coca-Cola Co.	13,624,500
100,000	The Hershey Co.	3,475,000
20,000	The J.M. Smucker Co.	745,400
172,777	Tootsie Roll Industries Inc.	3,752,724
310,000	Tyson Foods Inc., Cl. A	2,910,900
415,000	YAKULT HONSHA Co. Ltd.	7,353,740

		215,514,446

	Health Care — 3.9%
52,444	Allergan Inc.	2,504,725
44,000	Amgen Inc.†	2,178,880
95,000	AngioDynamics Inc.†	1,067,800
12,000	ArthroCare Corp.†	58,800
30,000	Baxter International Inc.	1,536,600
4,000	Becton, Dickinson and Co.	268,960
51,000	Biogen Idec Inc.†	2,673,420
125,000	Boston Scientific Corp.†	993,750
150,000	Bristol-Myers Squibb Co.	3,288,000
2,000	Cephalon Inc.†	136,200
12,000	Cepheid Inc.†	82,800
67,000	Chemed Corp.	2,606,300
48,000	CONMED Corp.†	691,680
10,000	DENTSPLY International Inc.	268,500
70,000	Eli Lilly & Co.	2,338,700
40,000	Exactech Inc.†	459,600
60,000	Greatbatch Inc.†	1,161,000
40,000	Henry Schein Inc.†	1,600,400
10,000	Hospira Inc.†	308,600
20,000	IMS Health Inc.	249,400
15,000	Inverness Medical Innovations Inc.†	399,450
140,000	Johnson & Johnson	7,364,000
11,000	Laboratory Corp. of America Holdings†	643,390
85,000	Life Technologies Corp.†	2,760,800
18,000	Mead Johnson Nutrition Co., Cl. A†	519,660
100,000	Medco Health Solutions Inc.†	4,134,000
10,000	Nobel Biocare Holding AG	170,605
35,000	Orthofix International NV†	648,200
4,000	OrthoLogic Corp.†	2,200
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
120,000	Pain Therapeutics Inc.†	$504,000
50,000	Patterson Companies Inc.†	943,000
350,000	Pfizer Inc.	4,767,000
230,000	Schering-Plough Corp.	5,416,500
2,000	Stryker Corp.	68,080
250,000	Tenet Healthcare Corp.†	290,000
4,000	Thoratec Corp.†	102,760
80,000	UnitedHealth Group Inc.	1,674,400
35,000	William Demant Holding A/S†	1,407,779
5,000	Wright Medical Group Inc.†	65,150
55,000	Wyeth	2,367,200
4,000	Young Innovations Inc.	62,000
5,500	Zimmer Holdings Inc.†	200,750

		58,985,039

	Hotels and Gaming — 1.2%
10,000	Accor SA	348,293
150,000	Aruze Corp.†	734,960
18,000	Churchill Downs Inc.	541,080
360,000	Gaylord Entertainment Co.†	2,998,800
34,000	Home Inns & Hotels Management Inc., ADR†	335,580
20,000	Host Hotels & Resorts Inc.	78,400
180,000	International Game Technology	1,659,600
70,000	Interval Leisure Group Inc.†	371,000
1,552,576	Ladbrokes plc	4,082,268
150,000	Las Vegas Sands Corp.†	451,500
4,400,000	Mandarin Oriental International Ltd.	3,498,000
190,000	MGM Mirage†	442,700
50,000	Orient-Express Hotels Ltd., Cl. A	205,000
160,000	Pinnacle Entertainment Inc.†	1,126,400
95,000	Starwood Hotels & Resorts Worldwide Inc.	1,206,500
350,000	The Hongkong & Shanghai Hotels Ltd.	220,370
20,000	Wyndham Worldwide Corp.	84,000
15,000	Wynn Resorts Ltd.†	299,550

		18,684,001

	Machinery — 2.5%
170,000	Baldor Electric Co.	2,463,300
140,000	Caterpillar Inc.	3,914,400
525,000	CNH Global NV	5,449,500
756,000	Deere & Co.	24,849,720
18,524	Mueller Water Products Inc., Cl. A	61,129

		36,738,049

	Manufactured Housing and Recreational Vehicles — 0.2%
265,000	Cavalier Homes Inc.†	410,750
32,000	Cavco Industries Inc.†	755,200
130,000	Champion Enterprises Inc.†	62,400
143,200	Coachmen Industries Inc.†	93,080
60,000	Fleetwood Enterprises Inc.†	2,220
60,000	Huttig Building Products Inc.†	22,800
24,000	Nobility Homes Inc.	174,000
25,000	Palm Harbor Homes Inc.†	55,750
80,000	Skyline Corp.	1,520,800

		3,097,000

	Metals and Mining — 3.0%
125,000	Alcoa Inc.	917,500
403,580	Barrick Gold Corp.	13,084,063
94,025	Freeport-McMoRan Copper & Gold Inc.	3,583,293
100,000	Ivanhoe Mines Ltd.†	615,000
8,000	James River Coal Co.†	98,720
50,000	Kinross Gold Corp.	893,500
52,000	New Hope Corp. Ltd.	137,401
555,000	Newmont Mining Corp.	24,841,800
30,000	Peabody Energy Corp.	751,200

		44,922,477

	Publishing — 2.5%
27,000	AH Belo Corp., Cl. A	26,460
210,000	Belo Corp., Cl. A	128,100
1,855,000	Il Sole 24 Ore	4,448,530
220,000	Independent News & Media plc	32,152
5,000	Lee Enterprises Inc.	1,400
430,000	Media General Inc., Cl. A	825,600
80,000	Meredith Corp.	1,331,200
3,580,000	News Corp., Cl. A	23,699,600
24,000	News Corp., Cl. B	184,800
60,000	PRIMEDIA Inc.	148,200
101	Seat Pagine Gialle SpA†	95
219,000	The E.W. Scripps Co., Cl. A	295,650
265,000	The McGraw-Hill Companies Inc.	6,060,550
110,000	The New York Times Co., Cl. A	497,200

		37,679,537

	Real Estate — 0.6%
8,000	Brookfield Asset Management Inc., Cl. A	110,240
103,000	Griffin Land & Nurseries Inc.	3,605,000
36,000	ProLogis	234,000
257,000	The St. Joe Co.†	4,302,180

		8,251,420

	Retail — 2.3%
4,000	Aaron Rents Inc.	106,640
60,750	Aaron Rents Inc., Cl. A	1,409,400
258,000	AutoNation Inc.†	3,581,040
13,000	AutoZone Inc.†	2,114,060
215,000	Coldwater Creek Inc.†	539,650
118,000	Costco Wholesale Corp.	5,465,760
170,000	CVS Caremark Corp.	4,673,300
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail (Continued)
55,000	HSN Inc.†	$282,700
135,000	Macy’s Inc.	1,201,500
60,000	Safeway Inc.	1,211,400
40,000	SUPERVALU Inc.	571,200
210,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,115,100
118,000	The Kroger Co.	2,503,960
60,000	Ticketmaster Entertainment Inc.†	221,400
60,000	Wal-Mart Stores Inc.	3,126,000
128,000	Walgreen Co.	3,322,880
78,000	Whole Foods Market Inc.	1,310,400
200,000	Winn-Dixie Stores Inc.†	1,912,000

		34,668,390

	Specialty Chemicals — 1.2%
18,600	Ashland Inc.	192,138
350,000	Chemtura Corp.	16,625
475,000	Ferro Corp.	679,250
2,000	FMC Corp.	86,280
130,000	General Chemical Group Inc.†	1,235
145,000	H.B. Fuller Co.	1,885,000
178,000	International Flavors & Fragrances Inc.	5,421,880
50,000	Material Sciences Corp.†	27,000
628,000	Omnova Solutions Inc.†	1,092,720
335,000	Sensient Technologies Corp.	7,872,500
70,000	Zep Inc.	716,100

		17,990,728

	Telecommunications — 4.9%
145,000	AT&T Inc.	3,654,000
14,000	Brasil Telecom Participacoes SA, ADR	505,680
200,000	BT Group plc	224,410
15,000	BT Group plc, ADR	167,550
64,000	CenturyTel Inc.	1,799,680
705,000	Cincinnati Bell Inc.†	1,621,500
33,000	Clearwire Corp., Cl. A†	169,950
330,000	Deutsche Telekom AG, ADR	4,075,500
30,000	Embarq Corp.	1,135,500
34,000	France Telecom SA, ADR	770,440
160,000	Frontier Communications Corp.	1,148,800
31,800	Hellenic Telecommunications Organization SA	474,885
8,500	Hellenic Telecommunications Organization SA, ADR	64,770
1,400,000	Qwest Communications International Inc.	4,788,000
480,000	Sprint Nextel Corp.†	1,713,600
75,403	Tele Norte Leste Participacoes SA, ADR	1,043,577
3,900,935	Telecom Italia SpA	5,032,495
230,000	Telecom Italia SpA, ADR	2,941,700
94,000	Telefonica SA, ADR	5,604,280
10,400	Telefonica SA, BDR	197,509
40,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	601,600
590,000	Telephone & Data Systems Inc.	15,640,900
500,000	Telephone & Data Systems Inc., Special	11,825,000
40,000	Telmex Internacional SAB de CV, ADR	366,800
30,000	tw telecom inc.†	262,500
237,000	Verizon Communications Inc.	7,157,400
35,000	Windstream Corp.	282,100

		73,270,126

	Transportation — 0.4%
85,000	AMR Corp.†	271,150
280,000	GATX Corp.	5,664,400
63,000	Grupo TMM SA, Cl. A, ADR†	53,550
4,000	Kansas City Southern†	50,840
28,000	Providence and Worcester Railroad Co.	301,000

		6,340,940

	Wireless Communications — 0.9%
95,000	America Movil SAB de CV, Cl. L, ADR	2,572,600
3,000	NTT DoCoMo Inc.	4,052,129
72,000	Price Communications Corp., Escrow†	0
2,056	Telemig Celular Participacoes SA, ADR	73,276
13,001	Tim Participacoes SA, ADR	161,472
182,700	United States Cellular Corp.†	6,091,218
47	Vivo Participacoes SA	634
16,876	Vivo Participacoes SA, ADR	220,232
1,043	Vivo Participacoes SA, Preference	13,682
4,375	Vodafone Group plc, ADR	76,213

		13,261,456

	TOTAL COMMON STOCKS	1,493,688,582

	RIGHTS — 0.0%
	Publishing — 0.0%
101	Seat Pagine Gialle SpA, expire 04/17/09†	631

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	1,620

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	21
2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	21

		42

	Energy and Utilities — 0.0%
11,313	Mirant Corp., Ser. A, expire 01/03/11†	9,050

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 06/3/09† (a)	155,316

	TOTAL WARRANTS	166,028

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Automotive: Parts and Accessories — 0.1%
$1,000,000	Standard Motor Products Inc., Sub. Deb. Cv., 6.750%, 07/15/09	$727,500

	Communications Equipment — 0.1%
2,000,000	Agere Systems Inc., Sub. Deb. Cv., 6.500%, 12/15/09	2,017,500

	TOTAL CONVERTIBLE CORPORATE BONDS	2,745,000

	TOTAL INVESTMENTS — 100.0% (Cost $1,335,653,567)	$1,496,600,241

	Aggregate book cost	$1,335,653,567

	Gross unrealized appreciation	$503,480,474
	Gross unrealized depreciation	(342,533,800)

	Net unrealized appreciation/(depreciation)	$160,946,674

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $10,416,742 or 0.70% of total investments.

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $652,325 or 0.04% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

	Investments in	Other Financial
	Securities	Instruments
	(Market Value)	(Unrealized Appreciation)*
Valuation Inputs	Assets	Assets
Level 1 — Quoted Prices	$1,493,775,101	—
Level 2 — Other Significant Observable Inputs	2,172,815	$48,584
Level 3 — Significant Unobservable Inputs	652,325	—

Total	$1,496,600,241	$48,584

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	$302,777
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	0
Net purchase/(sales)	—
Transfers in and/or out of Level 3	349,548

Balance as of 03/31/09	$652,325

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09	$(156,268)

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any significant investments in derivatives.

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
2. Swap Agreements. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guaranteed the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of March 31, 2009, the Fund held contract for difference swaps with Bear, Stearns International Limited which are covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swaps at March 31, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 75 bps plus
	Appreciation on:	Market Value Depreciation on:
$177,002 (200,000 Shares)	Rank Group plc	Rank Group plc	03/11/10	$33,148
195,426 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	03/11/10	15,436

				$48,584

The Gabelli Asset Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
Attorney-at-Law	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

James P. Conn	Anthonie C. van Ekris
Former Chief Investment Officer	Chairman
Financial Security Assurance	BALMAC International, Inc.
Holdings Ltd.

Salvatore J. Zizza
John D. Gabelli	Chairman
Senior Vice President	Zizza & Co., Ltd.
Gabelli & Company, Inc.

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
Asset
Fund
FIRST QUARTER REPORT
MARCH 31, 2009
GAB405Q109SR

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/30/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/30/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/30/09

*	Print the name and title of each signing officer under his or her signature.